Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities:
Net loss	$ (16,035,293)	$ (5,011,922)	$ (23,280,950)	$ (19,569,337)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	89,655	10,345	171,587	18,567
Bad debt		(13,801)	120,477	119,468
Warrants issued for services - third parties			1,989,982
Stock issued for services - related parties				5,300,000
Amortization of prepaid stock compensation	159,354	533,203	1,745,705	768,637
Amortization of debt discount and debt issue costs			3,466,718	485,689
Amortization of debt discount	2,357,490	432,081
Amortization of debt issue costs	97,612	53,156
Loss on settlement of accounts payable		1,914,689	2,123,129	433,400
Loss on conversion of debt	351,021		1,739,329
Derivative expense	1,456,910	1,359,369	4,777,654	93,638
Change in fair value of derivative liabilities	8,357,171	131,717	(5,162,100)	149,306
(Increase) decrease in:
Accounts receivable	(1,972,773)	(1,580,423)	(2,262,808)	(434,753)
Prepaid sponsorship fees			(203,333)
Inventory		(31,011)		4,245
Deposits				32,116
Other			7,877	(66,703)
Prepaid and other	94,223	30,098
Increase (decrease) in:
Accounts payable and accrued liabilities	3,456,644	1,314,846	7,581,564	2,358,430
Customer Deposits	420,556	(75,733)	(67,686)	60,715
Due to factor		(5,853)
Loss on conversion of Series C preferred shares	614,984
Net Cash Provided by (Used In) Operating Activities	1,423,375	(868,808)	(5,801,761)	(3,795,477)
Cash Flows From Investing Activities:
Purchase of property and equipment	(305,781)	(253,853)	(831,511)	(117,303)
Net Cash Used In Investing Activities	(305,781)	(253,853)	(831,511)	(117,303)
Cash Flows From Financing Activities:
Cash overdraft				(17,841)
Due to related party				(27,929)
Proceeds from issuance of debt	2,842,950	1,482,000	6,612,900	2,140,608
Proceeds from issuance of debt - related party				358,077
Repayment of debt	(3,346,433)		(75,285)
Cash paid for debt issue costs	(30,000)	(69,700)	(263,283)
Proceeds from issuance of preferred stock			100,000
Proceeds from issuance of common stock and warrants	285,760		875,000	1,503,569
Net Cash (Used In) Provided By Financing Activities	(478,123)	1,412,300	7,249,332	3,956,484
Repurchase of common stock (treasury stock)	(230,400)
Net increase in cash	639,471	289,669	616,060	43,704
Cash at beginning of period	659,764	43,704	43,704
Cash at end of period	1,299,235	333,373	659,764	43,704
Supplemental disclosures of cash flow information:
Cash paid for interest	101,706	54,215	28,806	15,882
Cash paid for taxes
Supplemental disclosure of non-cash investing and financing activities:
Stock issued for future services - third parties		228,000	214,250	2,734,548
Non cash increase in accounts payable related to future services to be paid for with common stock			100,000
Debt discount recorded on convertible and unsecured debt accounted for as a derivative liability	2,347,672	224,531	5,473,291	380,000
Conversion of convertible debt and accrued interest for common stock	1,069,402	437,500	3,387,480	1,033,500
Reclassification of derivative liability to additional paid in capital	4,124,387	189,132	640,826
Conversion of preferred stock to common stock				83
Stock issued to acquire equipment			82,811
Auto acquired through financing			26,236
Dividends on series C preferred stock - related parties			293
Original issue discount				37,500
Recognition of stock purchase warrants as discount to debt		863,440
Stock issued	4,667,764
Officers
Adjustments to reconcile net loss to net cash used in operating activities:
Share based payments				1,039,500
All Other
Adjustments to reconcile net loss to net cash used in operating activities:
Share based payments				630,990
Services
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued			1,289,844	4,554,615
Services | Third Parties
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued		70,431
Transaction 01
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on debt repayment	779,500
Transaction 02
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on debt repayment	1,196,321
Settlement of debt | Third Parties
Supplemental disclosure of non-cash investing and financing activities:
Stock issued		903,850		1,191,064
Settlement of debt | Related Party
Supplemental disclosure of non-cash investing and financing activities:
Stock issued				358,077
Accrued Compensation
Supplemental disclosure of non-cash investing and financing activities:
Conversion of notes to common stock payable		522,000
Accrued Liabilities
Supplemental disclosure of non-cash investing and financing activities:
Stock issued	135,000
Extension of Debt Maturity Date
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued			161,250	95,500
Contract Settlement in Connection with Lawsuit
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued				100,000
Unsecured debt offering-additional interest expense
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued				30,500
Settlement of Accounts Payable
Supplemental disclosure of non-cash investing and financing activities:
Stock issued			$ 1,440,779	$ 433,400